Offerings	Sep. 03, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.450% Senior Notes due 2031
Amount Registered | shares	600,000,000
Maximum Aggregate Offering Price	$ 593,454,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 90,857.81
Offering Note	(1) Royalty Pharma Holdings Ltd and Royalty Pharma Manager LLC provided a guarantee with respect to the 4.450% Senior Notes due 2031, the 5.200% Senior Notes due 2035 and 5.950% Senior Notes due 2055 issued by Royalty Pharma plc. (2) Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no additional registration fee is due with respect to the guarantees.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantees of 4.450% Senior Notes due 2031
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	(1) Royalty Pharma Holdings Ltd and Royalty Pharma Manager LLC provided a guarantee with respect to the 4.450% Senior Notes due 2031, the 5.200% Senior Notes due 2035 and 5.950% Senior Notes due 2055 issued by Royalty Pharma plc. (2) Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no additional registration fee is due with respect to the guarantees.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.200% Senior Notes due 2035
Amount Registered | shares	900,000,000
Maximum Aggregate Offering Price	$ 881,901,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 135,019.04
Offering Note	(1) Royalty Pharma Holdings Ltd and Royalty Pharma Manager LLC provided a guarantee with respect to the 4.450% Senior Notes due 2031, the 5.200% Senior Notes due 2035 and 5.950% Senior Notes due 2055 issued by Royalty Pharma plc. (2) Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no additional registration fee is due with respect to the guarantees.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantees of 5.200% Senior Notes due 2035
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	(1) Royalty Pharma Holdings Ltd and Royalty Pharma Manager LLC provided a guarantee with respect to the 4.450% Senior Notes due 2031, the 5.200% Senior Notes due 2035 and 5.950% Senior Notes due 2055 issued by Royalty Pharma plc. (2) Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no additional registration fee is due with respect to the guarantees.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.950% Senior Notes due 2055
Amount Registered | shares	500,000,000
Maximum Aggregate Offering Price	$ 479,120,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 73,353.27
Offering Note	(1) Royalty Pharma Holdings Ltd and Royalty Pharma Manager LLC provided a guarantee with respect to the 4.450% Senior Notes due 2031, the 5.200% Senior Notes due 2035 and 5.950% Senior Notes due 2055 issued by Royalty Pharma plc. (2) Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no additional registration fee is due with respect to the guarantees.
Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantees of 5.950% Senior Notes due 2055
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	(1) Royalty Pharma Holdings Ltd and Royalty Pharma Manager LLC provided a guarantee with respect to the 4.450% Senior Notes due 2031, the 5.200% Senior Notes due 2035 and 5.950% Senior Notes due 2055 issued by Royalty Pharma plc. (2) Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no additional registration fee is due with respect to the guarantees.